IFRS 7 Disclosure	3 Months Ended
Jan. 31, 2020
Text block [abstract]
IFRS 7 Disclosure
Risk overview

Our risk appetite defines tolerance levels for various risks. This is the foundation for our risk management culture and our risk management framework.
Our risk management framework includes:
•	CIBC and SBU-level risk appetite statements;
•	Risk frameworks, policies, procedures and limits to align activities with our risk appetite;
•	Regular risk reports to identify and communicate risk levels;
•	An independent control framework to identify and test compliance with key controls;
•	Stress testing to consider the potential impact of changes in the business environment on capital, liquidity and earnings;
•	Proactive consideration of risk mitigation options in order to optimize results; and
•	Oversight through our risk-focused committees and governance structure.
Managing risk is a shared responsibility at CIBC. Business units and risk management professionals work in collaboration to ensure that business strategies and activities are consistent with our risk appetite. CIBC’s approach to enterprise-wide risk management aligns with the three lines of defence model:
(i)
As the first line of defence, CIBC’s SBUs and functional groups own the risks and are accountable and responsible for identifying and assessing risks inherent in their activities in accordance with the CIBC risk appetite. In addition, they establish and maintain controls to mitigate such risks. The first line of defence may include governance groups within the relevant area to facilitate the control framework and other risk-related processes. Control groups provide subject matter expertise to the business lines and/or implement and maintain enterprise-wide control programs and activities. While control groups collaborate with the lines of business in identifying and managing risk, they also challenge risk decisions and risk mitigation strategies.

(ii)
The second line of defence is independent from the first line of defence and provides an enterprise-wide view of specific risk types, guidance and effective challenge to risk and control activities. Risk Management, including anti-money laundering (AML) and Compliance, is the primary second line of defence. Risk Management may leverage or rely on subject matter expertise of other groups (e.g., third parties or control groups) to better inform their independent assessments, as appropriate.

(iii)
As the third line of defence, CIBC’s internal audit function provides reasonable assurance of the design and operating effectiveness of CIBC’s controls, processes and systems. Internal audit reports the results of its assessment to management and the Board of Directors.

A strong risk culture and communication between the three lines of defence are important characteristics of effective risk management.

Credit risk

Credit risk is the risk of financial loss due to a borrower or counterparty failing to meet its obligations in accordance with contractual terms.
Credit risk arises out of the lending businesses in each of our SBUs. Other sources of credit risk consist of our trading activities, which include our OTC derivatives, debt securities, and our repo-style transaction activity. In addition to losses on the default of a borrower or counterparty, unrealized gains or losses may occur due to changes in the credit spread of the counterparty, which could impact the carrying or fair value of our assets.
Exposure to credit risk

$ millions, as at	2020 Jan. 31	2019 Oct. 31
Business and government portfolios – advanced internal ratings-based approach
Drawn	$188,003	$182,169
Undrawn commitments	53,392	52,924
Repo-style transactions	175,609	169,652
Other off-balance sheet	76,245	77,696
OTC derivatives	27,772	26,574
Gross exposure at default (EAD) on business and government portfolios	521,021	509,015
Less: Collateral held for repo-style transactions	162,562	157,415
Net EAD on business and government portfolios	358,459	351,600
Retail portfolios – advanced internal ratings-based approach
Drawn	256,140	256,195
Undrawn commitments (1)	80,490	73,070
Other off-balance sheet	305	311
Gross EAD on retail portfolios	336,935	329,576
Standardized portfolios	67,112	64,286
Securitization exposures	11,262	10,688
Gross EAD	$936,330	$913,565
Net EAD	$773,768	$756,150
(1)	Increases in EAD in the first quarter of 2020 include the impact of certain parameter updates in our regulatory models that were made as part of our ongoing monitoring and review process.

Trading credit exposures
We have trading credit exposure (also called counterparty credit exposure) that arises from our OTC derivatives and our repo-style transactions. The nature of our derivatives exposure and how it is mitigated is described in Note 12 to the consolidated financial statements in our 2019 Annual Report. Our repo-style transactions consist of our securities bought or sold under repurchase agreements, and our securities borrowing and lending activity.
The following table shows the rating profile of OTC derivative mark-to-market
(MTM) receivables:

$ billions, as at	2020 Jan. 31		2019 Oct. 31
	Exposure (1)
Investment grade	$5.95	78.9%	$5.40	82.4%
Non-investment grade	1.56	20.7	1.12	17.1
Watch list	0.02	0.3	0.02	0.3
Default	0.01	0.1	0.01	0.2
	$7.54	100.0%	$6.55	100.0%
(1)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Market risk

Market risk is the risk of economic financial loss in our trading and non-trading
portfolios from adverse changes in underlying market factors, including interest rates, foreign exchange rates, equity market prices, commodity prices, credit spreads, and customer behaviour for retail products. Market risk arises in CIBC’s trading and treasury activities, and encompasses all market related positioning and market making activity.
The trading book consists of positions in financial instruments and commodities held to meet the near-term needs of our clients.
The
non-trading
book consists of positions in various currencies that are related to asset/liability management and investment activities.

Trading activities
We hold positions in traded financial contracts to meet client investment and risk management needs. Trading revenue (net interest income or non-interest
income) is generated from these transactions. Trading instruments are recorded at fair value and include debt and equity securities, as well as interest rate, foreign exchange, equity, commodity, and credit derivative products.
Value-at-risk
Our
value-at-risk
(VaR) methodology is a statistical technique that measures the potential overnight loss at a 99% confidence level. We use a full revaluation historical simulation methodology to compute VaR, stressed VaR and other risk measures.
The following three tables show VaR, stressed VaR and incremental risk charge (IRC) for our trading activities based on risk type under an internal models approach.
Average total VaR for the three months ended January 31, 2020 was down $0.8 million from the prior quarter, driven by decreases in interest rate, commodity, equity and foreign exchange risks, partially offset by an increase in credit spread risk.
Average stressed total VaR for the three months ended January 31, 2020 was up $4.4 million from the prior quarter, driven by increases in interest rate, foreign exchange and credit spread risks, partially offset by decreases in equity, commodity and debt specific risks. Positioning in the trading book is the primary cause of the increase in risk. During the current stressed VaR period from September 2, 2008 to August 31, 2009, the market exhibited not only increased volatility in interest rates but also increased volatility in equity prices, combined with a reduction in the level of interest rates, and an increase in credit spreads.
Average IRC for the three months ended January 31, 2020 was up $16.9 million from the prior quarter, mainly due to an increase in fixed income trading inventory.

VaR by risk type – trading portfolio

$ millions, as at or for the three months ended				2020 Jan. 31		2019 Oct. 31	2019 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$8.8	$5.1	$8.8	$6.5	$8.5	$7.3	$4.5	$4.1
Credit spread risk	3.1	1.3	3.0	1.9	1.5	1.4	1.1	1.3
Equity risk	3.2	1.5	3.1	2.3	3.4	2.8	2.7	3.5
Foreign exchange risk	3.7	1.7	2.4	2.5	2.9	3.0	1.5	1.3
Commodity risk	5.1	1.2	1.3	2.9	3.9	3.6	1.3	1.4
Debt specific risk	2.4	1.5	1.9	1.9	1.9	1.9	1.6	1.5
Diversification effect (1)	n/m	n/m	(12.8)	(12.2)	(15.3)	(13.4)	(7.7)	(7.8)
Total VaR (one-day measure)	$7.7	$4.8	$7.7	$5.8	$6.8	$6.6	$5.0	$5.3
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Stressed VaR by risk type – trading portfolio

$ millions, as at or for the three months ended				2020 Jan. 31		2019 Oct. 31	2019 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Interest rate risk	$41.0	$16.2	$23.0	$27.8	$26.4	$23.8	$17.6	$15.8
Credit spread risk	12.2	7.5	8.8	10.0	11.1	9.7	10.0	13.6
Equity risk	4.8	0.8	3.0	2.2	2.2	4.0	3.4	5.2
Foreign exchange risk	22.0	4.2	12.0	11.1	6.5	10.1	8.2	7.3
Commodity risk	10.9	3.3	4.4	6.5	11.9	8.0	2.3	2.6
Debt specific risk	6.0	4.2	5.1	5.0	4.9	5.5	5.9	6.0
Diversification effect (1)	n/m	n/m	(32.4)	(43.6)	(42.0)	(46.5)	(36.7)	(32.4)
Stressed total VaR (one-day measure)	$31.2	$7.4	$23.9	$19.0	$21.0	$14.6	$10.7	$18.1
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.
Incremental risk charge – trading portfolio

$ millions, as at or for the three months ended				2020 Jan. 31		2019 Oct. 31	2019 Jan. 31
	High	Low	As at	Average	As at	Average	As at	Average
Default risk	$205.6	$133.8	$153.4	$157.6	$132.1	$142.2	$180.9	$193.8
Migration risk	90.2	60.7	79.0	70.2	67.7	68.7	67.2	57.3
IRC (one-year measure) (1)	$272.1	$199.1	$232.4	$227.8	$199.8	$210.9	$248.1	$251.1
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Non-trading
activities
Structural interest rate risk
Structural interest rate risk primarily consists of the risk arising due to mismatches in assets and liabilities, which do not arise from trading and trading-related businesses. Interest rate risk results from differences in the maturities or repricing dates of assets and liabilities, both on-
and
off-balance
sheet, as well as from embedded optionality in retail products. This optionality arises predominantly from the commitment and prepayment exposures of mortgage products, non-maturity
deposits and some guaranteed investment certificates products with early redemption features. A variety of cash instruments and derivatives, primarily interest rate swaps, are used to manage these risks.
The following table shows the potential impact over the next 12 months, adjusted for structural assumptions (excluding shareholders’ equity in the calculation of the present value of shareholders’ equity), estimated prepayments and potential early withdrawals, of an immediate and sustained 100 basis point increase or decrease in all interest rates.
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at	2020 Jan. 31		2019 Oct. 31		2019 Jan. 31
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$240	$49	$192	$24	$241	$50
Increase (decrease) in present value of shareholders’ equity	(494)	(299)	(511)	(307)	(418)	(286)
100 basis point decrease in interest rates
Increase (decrease) in net interest income	(235)	(49)	(190)	(35)	(301)	(64)
Increase (decrease) in present value of shareholders’ equity	364	236	388	206	333	78
(1)	Includes CAD and other currency exposures.
Liquidity risk

Liquidity risk is the risk of having insufficient cash or its equivalent in a timely and cost-effective manner to meet financial obligations as they come due. Common sources of liquidity risk inherent in banking services include unanticipated withdrawals of deposits, the inability to replace maturing debt, credit and liquidity commitments, and additional pledging or other collateral requirements.

Liquid assets
Available liquid assets include unencumbered cash and marketable securities from on-
and
off-balance
sheet sources that can be used to access funding in a timely fashion. Encumbered liquid assets, composed of assets pledged as collateral and those assets that are deemed restricted due to legal, operational, or other purposes, are not considered as sources of available liquidity when measuring liquidity risk.
Encumbered and unencumbered liquid assets from
on-
and
off-balance
sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2020	Cash and deposits with banks	$20,731	$–	$20,731	$853	$19,878
Jan. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	88,394	87,900	176,294	105,688	70,606
	Other debt securities	5,796	3,569	9,365	2,678	6,687
	Equities	30,602	17,621	48,223	26,522	21,701
	Canadian government guaranteed National Housing Act mortgage-backed securities	41,434	584	42,018	12,467	29,551
	Other liquid assets (2)	11,005	637	11,642	6,554	5,088
		$197,962	$110,311	$308,273	$154,762	$153,511
2019	Cash and deposits with banks	$17,359	$–	$17,359	$784	$16,575
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	85,881	86,205	172,086	100,203	71,883
	Other debt securities	4,928	3,139	8,067	1,838	6,229
	Equities	26,441	15,766	42,207	23,623	18,584
	Canadian government guaranteed National Housing Act mortgage-backed securities	41,378	876	42,254	11,627	30,627
	Other liquid assets (2)	11,196	463	11,659	6,864	4,795
		$187,183	$106,449	$293,632	$144,939	$148,693
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Asset encumbrance

In the course of CIBC’s
day-to-day
operations, securities and other assets are pledged to secure obligations, participate in clearing and settlement systems and other collateral management purposes.

Restrictions on the flow of funds
Our subsidiaries are not subject to significant restrictions that would prevent transfers of funds, dividends or capital distributions. However, certain subsidiaries have different capital and liquidity requirements, established by applicable banking and securities regulators.
We monitor and manage our capital and liquidity requirements across these entities to ensure that resources are used efficiently and entities are in compliance with local regulatory and policy requirements.

Funding

CIBC funds its operations with client-sourced deposits, supplemented with a wide range of wholesale funding.
CIBC’s principal approach aims to fund its consolidated balance sheet with deposits primarily raised from personal and commercial banking channels. CIBC maintains a foundation of relationship-based core deposits, whose stability is regularly evaluated through internally developed statistical assessments.
We routinely access a range of short-term and long-term secured and unsecured funding sources diversified by geography, depositor type, instrument, currency and maturity. We raise long-term funding from existing programs including covered bonds, asset securitizations and unsecured debt.
CIBC continuously evaluates opportunities to diversify into new funding products and investor segments in an effort to maximize funding flexibility and minimize concentration and financing costs. We regularly monitor wholesale funding levels and concentrations to internal limits consistent with our desired liquidity risk profile.
GALCO and RMC review and approve CIBC’s funding plan, which incorporates projected asset and liability growth, funding maturities, and output from our liquidity position forecasting.

Assets and liabilities
The following table provides the contractual maturity profile of our on-balance
sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at January 31, 2020	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks	$4,754	$–	$–	$–	$–	$–	$–	$–	$–	$4,754
Interest-bearing deposits with banks	15,977	–	–	–	–	–	–	–	–	15,977
Securities	3,279	5,834	3,013	2,505	2,731	14,299	39,040	26,990	31,658	129,349
Cash collateral on securities borrowed	6,628	–	–	–	–	–	–	–	–	6,628
Securities purchased under resale agreements	33,765	16,572	4,470	698	220	1,551	–	–	–	57,276
Loans
Residential mortgages	1,844	5,633	14,760	12,814	10,417	45,357	109,215	9,352	400	209,792
Personal	715	729	1,179	1,048	1,099	419	2,759	3,011	32,001	42,960
Credit card	265	529	794	794	794	3,177	6,252	–	–	12,605
Business and government	14,343	5,752	6,667	4,408	6,024	19,897	47,512	15,294	9,642	129,539
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,948)	(1,948)
Derivative instruments	2,999	2,842	1,593	1,059	2,064	2,544	4,094	8,056	–	25,251
Customers’ liability under acceptances	8,172	1,302	29	1	1	–	–	–	–	9,505
Other assets	–	–	–	–	–	–	–	–	30,430	30,430
	$92,741	$39,193	$32,505	$23,327	$23,350	$87,244	$208,872	$62,703	$102,183	$672,118
October 31, 2019	$86,873	$37,026	$27,740	$26,478	$23,115	$78,483	$201,231	$59,883	$110,775	$651,604
Liabilities
Deposits (1)	$22,406	$32,533	$41,824	$27,790	$26,384	$26,025	$54,409	$12,148	$254,380	$497,899
Obligations related to securities sold short	17,426	–	–	–	–	–	–	–	–	17,426
Cash collateral on securities lent	1,622	–	–	–	–	–	–	–	–	1,622
Obligations related to securities sold under repurchase agreements	43,783	12,402	809	146	–	–	–	–	–	57,140
Derivative instruments	3,861	2,988	1,840	1,316	2,216	3,231	3,636	6,292	–	25,380
Acceptances	8,235	1,302	29	1	1	–	–	–	–	9,568
Other liabilities	22	45	67	67	67	264	649	477	17,500	19,158
Subordinated indebtedness	–	–	–	–	–	–	–	4,695	–	4,695
Equity	–	–	–	–	–	–	–	–	39,230	39,230
	$97,355	$49,270	$44,569	$29,320	$28,668	$29,520	$58,694	$23,612	$311,110	$672,118
October 31, 2019	$88,803	$43,539	$44,607	$33,034	$26,078	$31,643	$54,407	$22,781	$306,712	$651,604
(1)
Comprises $182.8 billion (October 31, 2019: $178.1 billion) of personal deposits; $303.2 billion (October 31, 2019: $296.4 billion) of business and government deposits and secured borrowings; and $11.9 billion (October 31, 2019: $11.2 billion) of bank deposits.

Credit-related commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at January 31, 2020	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$871	$6,013	$2,362	$2,350	$2,771	$11,948	$46,758	$1,785	$170,020	$244,878
Securities lending (2)	37,258	2,297	4,334	–	–	–	–	–	–	43,889
Standby and performance letters of credit	2,124	1,261	3,420	2,253	3,277	385	796	102	–	13,618
Backstop liquidity facilities	9,457	96	1,643	295	5	369	–	13	–	11,878
Documentary and commercial letters of credit	107	76	20	16	19	–	4	–	–	242
Other	1,073	–	–	–	–	–	–	–	–	1,073
	$50,890	$9,743	$11,779	$4,914	$6,072	$12,702	$47,558	$1,900	$170,020	$315,578
October 31, 2019	$42,113	$21,669	$9,059	$8,063	$5,825	$14,784	$50,210	$2,979	$158,076	$312,778
(1)	Includes $124.3 billion (October 31, 2019: $122.0 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $1.6 billion (October 31, 2019: $1.8 billion) for cash because it is reported on the interim consolidated balance sheet.
Other contractual obligations
The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at January 31, 2020 (1)	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (2)	$89	$257	$239	$194	$138	$458	$683	$221	$2,279
Future lease commitments	–	–	–	4	8	45	125	1,252	1,434
Underwriting commitments	249	132	–	–	–	–	–	–	381
Investment commitments	1	–	2	2	4	1	2	245	257
Pension contributions (3)	17	33	49	49	–	–	–	–	148
	$356	$422	$290	$249	$150	$504	$810	$1,718	$4,499
October 31, 2019	$222	$335	$399	$365	$344	$981	$1,882	$3,582	$8,110

(1)
Effective November 1, 2019, this table excludes operating lease obligations that are accounted for under IFRS 16, which resulted in on-balance recognition for most operating lease commitments. Lease obligations that are not accounted for under IFRS 16, including those related to future starting lease commitments for which we have not yet recognized a lease liability and right-of-use asset, continue to be recognized in this table. Following our adoption of IFRS 16, this table also excludes operating and tax expenses relating to lease commitments. For further details about our transition to IFRS 16, see Note 1 to our interim consolidated financial statements.

(2)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(3)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.